EXPLANATORY NOTE

Attached for filing are exhibits containing risk/return summary information that mirrors the risk/return summary information in interactive data format in the prospectus dated July 17, 2013, for Class A, Class C, and Institutional Class of Neuberger Berman Greater China Equity Fund, a series of Neuberger Berman Equity Funds, which was filed with the Securities and Exchange Commission on July 17, 2013 (Accession No. 0000898432-13-001027) in definitive form.